SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
PP&E assets (including mineral properties	$ 128,145	$ 125,365
E&E assets	15,749	15,699
Total mining assets	143,894	141,064
Total assets	318,838	279,032
Total liabilities	43,445	44,801
Mexico | Avino
PP&E assets (including mineral properties	59,557	59,892
E&E assets	15,749	15,699
Total mining assets	75,306	75,591
Total assets	119,127	116,941
Total liabilities	26,711	28,390
Mexico | La Preciosa
PP&E assets (including mineral properties	68,299	65,154
E&E assets	0	0
Total mining assets	68,299	65,154
Total assets	80,450	73,626
Total liabilities	7,592	6,389
Canada | Corporate
PP&E assets (including mineral properties	289	319
E&E assets	0	0
Total mining assets	289	319
Total assets	119,261	88,465
Total liabilities	$ 9,142	$ 10,022